LONG-TERM OPERATIONAL COMMITMENTS - Sale of Energy (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
2023
Sale of energy
Total	R$ 9,150,274
2024
Sale of energy
Total	9,183,115
2025
Sale of energy
Total	8,607,518
2026
Sale of energy
Total	8,616,795
2027
Sale of energy
Total	7,444,720
After 2027
Sale of energy
Total	53,717,720
Eletronuclear | 2023
Sale of energy
Total	4,672,327
Eletronuclear | 2024
Sale of energy
Total	4,672,327
Eletronuclear | 2025
Sale of energy
Total	4,672,327
Eletronuclear | 2026
Sale of energy
Total	4,672,327
Eletronuclear | 2027
Sale of energy
Total	4,672,327
Eletronuclear | After 2027
Sale of energy
Total	9,344,654
Furnas | 2023
Sale of energy
Total	2,546,196
Furnas | 2024
Sale of energy
Total	2,565,081
Furnas | 2025
Sale of energy
Total	2,562,601
Furnas | 2026
Sale of energy
Total	2,562,090
Furnas | 2027
Sale of energy
Total	2,273,223
Furnas | After 2027
Sale of energy
Total	31,767,612
Eletronorte. | 2023
Sale of energy
Total	1,077,413
Eletronorte. | 2024
Sale of energy
Total	1,080,191
Eletronorte. | 2025
Sale of energy
Total	499,065
Eletronorte. | 2026
Sale of energy
Total	499,065
Eletronorte. | 2027
Sale of energy
Total	499,170
Eletronorte. | After 2027
Sale of energy
Total	5,543,836
CGT Eletrosul | 2023
Sale of energy
Total	854,338
CGT Eletrosul | 2024
Sale of energy
Total	865,516
CGT Eletrosul | 2025
Sale of energy
Total	873,525
CGT Eletrosul | 2026
Sale of energy
Total	883,313
CGT Eletrosul | After 2027
Sale of energy
Total	R$ 7,061,618